UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                 |_| is a restatement.
                                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Matrix Asset Advisors, Inc.

                                 Address: 747 Third Avenue, 31st Floor

                                          New York, NY  10017

                                 13F File Number: 28-05690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Katz

Title: President

Phone: (212) 486-2004

Signature,                      Place,                      and Date of Signing:

                                747 Third Avenue
/s/ David A. Katz               NY, NY 10017                 February 13, 2006
------------------------        -------------------         --------------------
                                |X|  13F HOLDINGS REPORT.
                                |_|  13F NOTICE.
                                |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No. 13F File Number                       Name

Matrix Asset Advisors, Inc.
FORM 13F
31-Dec-05

                               TITLE OF                VALUE     SHARES/   SH/   PUT/   INVSTMT    OTHER         VOTING AUTHORITY
    NAME OF ISSUER              CLASS       CUSIP     (x$1000)   PRN AMT   PRN   CALL   DSCRETN   MANAGERS    SOLE    SHARED   NONE
-----------------------        --------   ---------   --------   -------   ---   ----   -------  ----------  ------- -------- ------
3M Company                        COM     88579y101        271      3500   SH            Sole                    3500
American Express Co.              COM     025816109        610     11847   SH            Sole                   11847
American International Group I    COM     026874107      60431    885692   SH            Sole                  744692         141000
American Power Conversion         COM     029066107      46264   2102895   SH            Sole                 1719895         383000
Ametek, Inc.                      COM     031100100        277      6500   SH            Sole                    6500
Applied Materials                 COM     038222105        226     12606   SH            Sole                   12606
BP PLC - ADR                      COM     055622104        415      6456   SH            Sole                    6456
Bank of America Corp.             COM     060505104      55456   1201656   SH            Sole                 1031656         170000
Bank of New York                  COM     064057102      50100   1573010   SH            Sole                 1282010         291000
Belvedere Resources, Ltd.         COM     080903107          4     10000   SH            Sole                   10000
Biomet                            COM     090613100        572     15650   SH            Sole                   15650
Boston Scientific                 COM     101137107      38017   1552365   SH            Sole                 1267365         285000
CVS Corp.                         COM     126650100        302     11430   SH            Sole                   11430
Chevron Texaco Corp.              COM     166764100       9298    163778   SH            Sole                  163778
China Direct Trading Corp.        COM     16938E102          1     48775   SH            Sole                   48775
Chubb Corp.                       COM     171232101        245      2514   SH            Sole                    2514
Cisco Systems Inc                 COM     17275R102      12158    710176   SH            Sole                  540176         170000
Citigroup                         COM     172967101      60322   1242990   SH            Sole                 1046990         196000
Coca Cola                         COM     191216100       1056     26186   SH            Sole                   26186
Comcast Corp - CL A               COM     200300101        206      7965   SH            Sole                    7965
Comcast Corp. - Special Class     COM     20030N200      47779   1859833   SH            Sole                 1519833         340000
ConocoPhillips                    COM     20825c104        937     16100   SH            Sole                   16100
Enviornmental Energy Service      COM     29406q101          1     10000   SH            Sole                   10000
Exxon Mobil Corporation           COM     30231g102      14652    260859   SH            Sole                  260859
First Data Corp.                  COM     319963104      18364    426960   SH            Sole                  336960          90000
First Place Financial Corp.       COM     33610t109        602     25034   SH            Sole                   25034
Freddie Mac                       COM     313400301      15329    234574   SH            Sole                  194574          40000
Gap Inc.                          COM     364760108      50868   2883700   SH            Sole                 2423700         460000
General Electric Co.              COM     369604103      61980   1768326   SH            Sole                 1496326         272000
General Mills                     COM     370334104      21567    437289   SH            Sole                  308589         128700
Intel Corporation                 COM     458140100      56433   2260937   SH            Sole                 1888937         372000
International Business Machine    COM     459200101        554      6736   SH            Sole                    6736
Interpublic Group                 COM     460690100      22888   2371815   SH            Sole                 1911815         460000
J. P. Morgan Chase & Co.          COM     46625H100      49894   1257101   SH            Sole                 1032101         225000
Johnson & Johnson                 COM     478160104        806     13404   SH            Sole                   13404
Liberty Media Corp - A            COM     530718105        213     27096   SH            Sole                   27096
Lucent Technologies               COM     549463107        776    291628   SH            Sole                  291628
Marsh & McLennan Cos Inc          COM     571748102      45392   1429219   SH            Sole                 1188519         240700
MedImmune Inc                     COM     584699102      58763   1677974   SH            Sole                 1423474         254500
Merck & Co., Inc.                 COM     589331107        822     25846   SH            Sole                   25846
Merrill Lynch & Co.               COM     590188108      51522    760691   SH            Sole                  615691         145000
Microsoft Corporation             COM     594918104      56045   2143211   SH            Sole                 1796411         346800
Morgan Stanley                    COM     617446448      60413   1064741   SH            Sole                  891741         173000
Nokia Corp.                       COM     654902204      46155   2522152   SH            Sole                 2052152         470000
Novellus Systems                  COM     670008101      49562   2054793   SH            Sole                 1735493         319300
Pfizer, Inc.                      COM     717081103      46419   1990542   SH            Sole                 1650542         340000
Ross Stores Inc.                  COM     778296103      48742   1686590   SH            Sole                 1386590         300000
Royal Dutch Shell PLC ADR - A     COM     780259206       1347     21900   SH            Sole                   21900
Sky Financial Group Inc.          COM     83080p103        470     16894   SH            Sole                   16894
Symbol Technologies, Inc.         COM     871508107      62085   4842839   SH            Sole                 4162839         680000
The St. Joe Company               COM     790148100        279      4150   SH            Sole                    4150
Tidewater Inc.                    COM     886423102      42984    966792   SH            Sole                  790792         176000
Time Warner Inc                   COM     887317105      53745   3081687   SH            Sole                 2566687         515000
Triangle MultiMedia Inc.          COM     895891109          0   1000000   SH            Sole                 1000000
Tyco International LTD.           COM     902124106      42895   1486310   SH            Sole                 1205310         281000
Verizon Communications            COM     92343v104        482     15997   SH            Sole                   15997
Vishay Intertechnology            COM     928298108      56110   4077759   SH            Sole                 3477759         600000
Wachovia Corp.                    COM     929903102        670     12675   SH            Sole                   12675
Wal-Mart Stores, Inc.             COM     931142103      54882   1172691   SH            Sole                  979691         193000
Walt Disney Company               COM     254687106      28927   1206781   SH            Sole                  982781         224000
Wells Fargo Company               COM     949746101        352      5605   SH            Sole                    5605
Wyeth                             COM     983024100      50078   1086993   SH            Sole                  880993         206000
E-Kong Group Ltd.                         G2952Q109          1     12500   SH            Sole                   12500
Prism Support Hldgs LLC                   3030551            0    250000   SH            Sole                  250000
OceanBoy Farms Inc.                       674990528          0    124995   SH            Sole                  124995
Comdisco Holding Company, Inc.            200334118          4     11500   SH            Sole                   11500
REPORT SUMMARY                       66 DATA RECORDS   1560011  58501210                                     49013210        9488000